Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Domestic and International Components of Income (Loss) Before Income Taxes
The domestic and international components of income (loss) before income taxes are presented for the years ended December 31, 2023, 2022, and 2021:

	For the year ended
	2023	2022	2021
Domestic	$6,993,316	$20,546,466	$(19,784,397)
Foreign	2,057,588	568,201	(1,591,596)

Income (loss) before income taxes	$9,050,904	$21,114,667	$(21,375,993)

Summary of the Company's Income Tax Expense (Benefit)
The following is a summary of our income tax expense (benefit) for the three and nine months ended September 30, 2024 and 2023 (in thousands
):

	For the three months ended September 30, 2024
	Federal	State	Canadian	Total
Current	$17	$12	$144	$173
Deferred	68	1	162	231

Total income tax expense	$85	$13	$306	$404

	For the three months ended September 30, 2023
	Federal	State	Canadian	Total
Current	$117	$20	$155	$292
Deferred	(2)	(1)	(1,339)	(1,342)

Total income tax expense (benefit)	$115	$19	$(1,184)	$(1,050)

	For the nine months ended September 30, 2024
	Federal	State	Canadian	Total
Current	$17	$30	$444	$491
Deferred	192	4	406	602

Total income tax expense	$209	$34	$850	$1,093

	For the nine months ended September 30, 2023
	Federal	State	Canadian	Total
Current	$209	$38	$373	$620
Deferred	(8)	(1)	(1,518)	(1,527)

Total income tax expense (benefit)	$201	$37	$(1,145)	$(907)

The following is a summary of our income tax expense (benefit) for the years ended December 31, 2023, 2022, and 2021:

	For the year ended December 31, 2023
	Federal	State	Canadian	Total
Current	$191,115	$33,326	$480,391	$704,832
Deferred	(10,477)	(1,596)	(3,288,615)	(3,300,688)

Total	$180,638	$31,730	$(2,808,224)	$(2,595,856)

	For the year ended December 31, 2022
	Federal	State	Canadian	Total
Current	$170,874	$27,020	$320,639	$518,533
Deferred	(499,077)	(76,050)	(498,191)	(1,073,318)

Total	$(328,203)	$(49,030)	$(177,552)	$(554,785)

	For the year ended December 31, 2021
	Federal	State	Canadian	Total
Current	$182,034	$32,559	$—	$214,593
Deferred	(1,750,248)	(266,704)	(8,916)	(2,025,868)

Total	$(1,568,214)	$(234,145)	$(8,916)	$(1,811,275)

Schedule of Income Tax Expense (Benefit) Reconciled to the Hypothetical Amounts Computed at the U.S. Federal Statutory Income Tax Rate
Income tax expense (benefit) is reconciled to the hypothetical amounts computed at the U.S. federal statutory income tax rate for the years ended December 31, 2023, 2022, and 2021:

	Year Ended December 31, 2023	Rate
Expected tax at statutory rate	$1,900,690	21.0%
Non-taxable REIT (income) loss	(1,243,204)	-13.7%
State and local income tax expense - net of federal benefit	25,066	0.3%
Foreign income taxed at different rates	132,010	1.5%
Change in valuation allowance	(3,410,418)	-37.7%

Total income tax expense (benefit)	$(2,595,856)	-28.7%

	Year Ended December 31, 2022	Rate
Expected tax at statutory rate	$4,434,080	21.0%
Non-taxable REIT (income) loss	(4,610,750)	-21.8%
State and local income tax expense - net of federal benefit	(38,734)	-0.2%
Foreign income taxed at different rates	47,180	0.2%
Change in valuation allowance	(416,953)	-2.0%
Other	30,392	0.1%

Total income tax expense (benefit)	$(554,785)	-2.6%

	Year Ended December 31, 2021	Rate
Expected tax at statutory rate	$(4,489,427)	21.0%
Non-taxable REIT (income) loss	2,655,349	-12.4%
State and local income tax expense - net of federal benefit	(185,137)	0.9%
Foreign income taxed at different rates	(69,318)	0.3%
Change in valuation allowance	400,146	-1.9%
Other	(122,888)	0.6%

Total income tax expense (benefit)	$(1,811,275)	8.5%

Schedule of Deferred Tax Assets and Liabilities
The major sources of temporary differences that give rise to the deferred tax effects are shown below (in thousands
):

	September 30, 2024	December 31, 2023
Deferred tax liabilities:
Intangible contract assets	$(9)	$(18)
Canadian real estate	(9,707)	(9,887)

Total deferred tax liability	(9,716)	(9,905)

Deferred tax assets:
Solar related tax assets	1,654	1,267
Canadian real estate and non-capital losses	8,044	7,561
Total deferred tax assets	9,698	8,828

Valuation allowance	(1,685)	(667)

Net deferred tax liabilities	$(1,703)	$(1,744)

The major sources of temporary differences that give rise to the deferred tax effects are shown below:

	December 31, 2023	December 31, 2022
Deferred tax liabilities:
Intangible contract assets	$(18,111)	$(30,184)
Canadian real estate	(9,887,050)	(10,123,376)

Total deferred tax liability	(9,905,161)	(10,153,560)

Deferred tax assets:
Other	1,267,292	90,563
Canadian real estate and non-capital losses	7,561,373	7,935,309

Total deferred tax assets	8,828,665	8,025,872

Valuation allowance	(667,514)	(4,077,932)

Net deferred tax liabilities	$(1,744,010)	$(6,205,620)